Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Profit before income taxes	$ 426,163,219	$ 381,621,095	$ 291,848,224
Adjustments:
Depreciation	753,034	974,291	901,492
Right-of-use depreciation	662,992	603,782	562,428
Gain on revaluation of investment properties	(270,747,661)	(243,459,821)	(185,491,518)
Unrealized effect of foreign exchange rates	(2,322,932)	(1,048,369)	(1,939,848)
Interest income	(15,185,565)	(9,414,027)	(2,640,687)
Interest expense	41,939,489	44,335,420	44,852,043
Amortization of debt issuance costs	2,321,901	1,971,555	1,544,113
Expense recognized in respect of share-based payments	8,982,488	8,001,830	6,650,487
(Gain) loss on sale of investment properties	(2,617,233)	461,600	(5,027,826)
Employee benefits and pension costs	720,635	1,171,510	348,280
Income tax benefit from equity issuance costs	0	8,307,906	0
Working capital adjustments:
Operating lease receivables – Net	5,419,812	(2,410,637)	1,348,952
Recoverable taxes	(18,967,824)	(3,776,348)	(10,710,911)
Security deposits paid and others	457,961	(1,138,296)	1,909,607
Prepaid expenses and other current assets	19,179,847	4,008,959	(17,338,623)
Accounts payable	(8,512,107)	3,258	(1,619,312)
Accrued expenses and taxes	(441,625)	1,924,362	(10,091,530)
Security deposits received	1,728,422	7,347,839	2,464,415
Interest received	15,185,565	9,414,027	2,640,687
Income taxes paid	(75,011,590)	(64,103,701)	(54,995,605)
Net cash generated by operating activities	129,708,828	144,796,235	65,214,868
Cash flows from investing activities:
Purchases of investment properties	(231,137,856)	(263,051,665)	(269,222,961)
Sale of investment properties	5,070,000	42,057,500	7,285,242
Purchases of office furniture and vehicles	(597,329)	(2,078,300)	(219,884)
Net cash (used in) generated by investing activities	(226,665,185)	(223,072,465)	(262,157,603)
Cash flows from financing activities:
Interest paid	(42,087,710)	(45,034,414)	(44,844,370)
Loans paid	(69,613,005)	(16,789,756)	0
Costs of debt issuance	(5,563,162)	0	(1,667,278)
Dividends paid	(63,670,176)	(59,509,926)	(57,018,815)
Repurchase of treasury shares	(44,165,790)	0	(15,603,308)
Equity issuance proceeds	0	594,375,000	0
Equity issuance costs paid	0	(27,693,021)	0
Payment of lease liabilities	(790,811)	(606,279)	(647,961)
Net cash generated by (used in) financing activities	(225,890,654)	444,741,604	(119,781,732)
Effects of exchange rate changes on cash	5,801,769	(4,446,323)	3,050,420
Net (decrease) increase in cash, cash equivalents and restricted cash	(317,045,242)	362,019,051	(313,674,047)
Cash, cash equivalents and restricted cash at the beginning of year	501,901,448	139,882,397	453,556,444
Cash, cash equivalents and restricted cash at the end of year	$ 184,856,206	$ 501,901,448	$ 139,882,397